Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Effect of Dilutive Shares

The effect of the dilutive shares for the years 2015, 2014 and 2013 is illustrated in the following table.

	2015	2014	2013

Basic weighted average shares outstanding	4,872,064	4,870,114	4,868,263
Dilutive effect of stock options	2,077	635	1,504

Dilutive weighted average shares outstanding	4,874,141	4,870,749	4,869,767

Net income	$7,588,901	$7,449,759	$7,149,860

Net income per share-basic	$1.56	$1.53	$1.47
Net income per share-diluted	$1.56	$1.53	$1.47